SEGMENT INFORMATION (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
D Boral A R C Acquisition I Corp [Member]
Schedule of segment information

For the Period from March 20, 2025 (inception) through December 31, 2025
(Unaudited)
Formation and operating costs	$(320,658)
Interest income on cash held in trust account	$4,776,628
Cash held in Trust Account	$284,776,628

D Boral A R C Acquisitions I Corp [Member]
Schedule of segment information

For the Six months Ended June 30, 2026
(Unaudited)
Formation and operating costs	$(1,204,774)
Interest income on cash held in trust account	$51,065,109
Cash held in Trust Account	$289,883,138